Long Term Debt (Details) - Schedule of long term debt - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2018
Schedule of long term debt [Abstract]
Balance, Beginning of Year	$ 150,538	$ 168,869
Loan proceeds			192,886
Foreign Exchange adjustments	3,188	7,783	(8,586)
Capital repayments in the year	(45,490)	(26,114)	(15,431)
Principal and interests	108,236	150,538	168,869
Current portion	(56,471)	(44,547)	(24,963)
Long Term Debt, End of Year	$ 51,765	$ 105,991	$ 143,906